Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share
19.
NET LOSS PER SHARE

Basic and diluted net loss per share for the years ended December 31, 2020, 2021 and 2022 are calculated as follows:

	For the year ended December 31,
	2020	2021		2022
	Ordinary shares	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss	(3,176,914)	(4,628,133)	(1,800,926)	(671,187)	(97,313)	(135,696)	(19,674)
Accretion of redeemable convertible preferred shares	(320,301)	(207,598)	(80,782)	—	—	—	—
Accretion of redeemable noncontrolling interests	—	—	—	(6,230)	(903)	(1,260)	(183)
Numerator for computing basic and diluted net loss per share	(3,497,215)	(4,835,731)	(1,881,708)	(677,417)	(98,216)	(136,956)	(19,857)
Denominator:
Weighted average number of ordinary shares outstanding	63,690,000	140,170,091	54,543,800	269,787,113	269,787,113	54,543,800	54,543,800
Loss per share (RMB):
Basic and diluted net loss per share:	(54.91)	(34.50)	(34.50)	(2.51)	(0.36)	(2.51)	(0.36)

29,633,200 and 29,701,893 Class A ordinary shares held by the Offshore ESOP Platforms as of December 31, 2021 and 2022 are considered issued but not outstanding (Note 14) and therefore, not included in the calculation of basic and diluted net loss per share.

Following the Share Subdivision on June 8, 2021 as disclosed in Note 13, each issued and outstanding ordinary share and redeemable convertible preferred share was subdivided into fifty ordinary shares and redeemable convertible preferred shares, respectively. The weighted average number of ordinary shares used for the calculation of basic and diluted net loss per share for the year ended December 31, 2020 have been retrospectively adjusted.